Contingencies and commitments	12 Months Ended
Dec. 31, 2025
Contingencies And Commitments [Abstract]
Contingencies and commitments	Contingencies and commitments
i)                   Contingencies
The Group is involved in multiple legal proceedings which relate to a range of matters including personal injury or property damage cases, employment or labor-related disputes, contractual disputes with suppliers or commercial partners, disputes with third parties and regulatory inquiries; and also other proceedings relating to compliance with competition, privacy or other applicable regulations, including tax assessments in certain jurisdictions.
As at December 31, 2025 and 2024 in view of the uncertainty of the outcome of these proceedings, with the exception of certain specific legal claims (see Note 14), provisions for such claims have not been recognized as the Group does not consider these proceedings to result in obligations or in the outflow of resources.
ii)                  Commitments
The Group has entered into non-cancelable contracts which mainly pertain to purchase of data processing and technology platform infrastructure services, the commitments for which are summarized below.

	Payments due by period
	Total	Less than 1 year	1 to 5 years
(in $ millions)	$	$	$
Non-cancelable purchase obligations	494	104	390